CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.8%
Airlines - 0.4%
American Airlines Group, Inc.	8,279	262,941
United Continental Holdings, Inc. (1)	4,917	392,278
		655,219

Automobiles - 0.6%
Tesla, Inc. (1)	3,184	891,074

Beverages - 2.4%
Monster Beverage Corp. (1)	10,013	546,509
PepsiCo, Inc.	25,896	3,173,555
		3,720,064

Biotechnology - 5.6%
Alexion Pharmaceuticals, Inc. (1)	4,120	556,942
Amgen, Inc.	11,472	2,179,451
Biogen, Inc. (1)	3,626	857,114
BioMarin Pharmaceutical, Inc. (1)	3,265	290,030
Celgene Corp. (1)	12,945	1,221,231
Gilead Sciences, Inc.	23,515	1,528,710
Incyte Corp. (1)	3,946	339,395
Regeneron Pharmaceuticals, Inc. (1)	1,979	812,617
Vertex Pharmaceuticals, Inc. (1)	4,713	866,956
		8,652,446

Commercial Services & Supplies - 0.3%
Cintas Corp.	1,927	389,466

Communications Equipment - 2.8%
Cisco Systems, Inc.	81,155	4,381,558

Electric Utilities - 0.3%
Xcel Energy, Inc.	9,424	529,723

Entertainment - 3.4%
Activision Blizzard, Inc.	14,082	641,153
Electronic Arts, Inc. (1)	5,539	562,929
NetEase, Inc. ADR	1,350	325,958
Netflix, Inc. (1)	8,049	2,869,951
Take-Two Interactive Software, Inc. (1)	2,088	197,045
Walt Disney Co. (The)	6,384	708,850
		5,305,886

Food & Staples Retailing - 2.0%

Costco Wholesale Corp.	8,121	1,966,419
Walgreens Boots Alliance, Inc.	17,429	1,102,733
		3,069,152

Food Products - 1.3%
Kraft Heinz Co. (The)	22,481	734,004
Mondelez International, Inc., Class A	26,654	1,330,568
		2,064,572

Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. (1)	1,466	416,828
IDEXX Laboratories, Inc. (1)	1,581	353,512
Intuitive Surgical, Inc. (1)	2,111	1,204,494
		1,974,834

Health Care Providers & Services - 0.1%
Henry Schein, Inc. (1)	2,795	168,007

Health Care Technology - 0.2%
Cerner Corp. (1)	6,041	345,606

Hotels, Restaurants & Leisure - 1.8%
Marriott International, Inc., Class A	6,289	786,691
Starbucks Corp.	22,927	1,704,393
Wynn Resorts Ltd.	1,994	237,924
		2,729,008

Insurance - 0.3%
Willis Towers Watson plc	2,382	418,398

Interactive Media & Services - 13.1%
Alphabet, Inc., Class A (1)	5,112	6,016,262
Alphabet, Inc., Class C (1)	5,847	6,860,343
Baidu, Inc. ADR (1)	5,147	848,483
Facebook, Inc., Class A (1)	40,003	6,668,100
		20,393,188

Internet & Direct Marketing Retail - 11.7%
Amazon.com, Inc. (1)	8,161	14,532,701
Booking Holdings, Inc. (1)	830	1,448,275
Ctrip.com International Ltd. ADR (1)	8,927	390,021
eBay, Inc.	16,867	626,440
Expedia Group, Inc.	2,497	297,143
JD.com, Inc. ADR (1)	16,936	510,621
MercadoLibre, Inc. (1)	829	420,908
		18,226,109

IT Services - 3.8%
Automatic Data Processing, Inc.	8,025	1,281,914
Cognizant Technology Solutions Corp., Class A	10,616	769,129

Fiserv, Inc. (1)(2)	7,219	637,293
Paychex, Inc.	6,583	527,957
PayPal Holdings, Inc. (1)	21,604	2,243,359
VeriSign, Inc. (1)	2,216	402,337
		5,861,989

Leisure Products - 0.1%
Hasbro, Inc.	2,319	197,161

Life Sciences Tools & Services - 0.5%
Illumina, Inc. (1)	2,710	841,970

Machinery - 0.3%
PACCAR, Inc.	6,406	436,505

Media - 3.8%
Charter Communications, Inc., Class A (1)	4,155	1,441,411
Comcast Corp., Class A	83,235	3,327,735
Fox Corp., Class A (1)	6,458	237,073
Fox Corp., Class B (1)	4,880	175,095
Liberty Global plc, Class A (1)	3,794	94,547
Liberty Global plc, Class C (1)	9,696	234,740
Sirius XM Holdings, Inc.	80,118	454,269
		5,964,870

Multiline Retail - 0.3%
Dollar Tree, Inc. (1)	4,363	458,290

Pharmaceuticals - 0.2%
Mylan NV (1)	9,453	267,898

Professional Services - 0.3%
Verisk Analytics, Inc.	3,018	401,394

Road & Rail - 0.9%
CSX Corp.	15,037	1,125,068
JB Hunt Transport Services, Inc.	2,005	203,087
		1,328,155

Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc. (1)	18,533	472,962
Analog Devices, Inc.	6,786	714,362
Applied Materials, Inc.	17,503	694,169
ASML Holding NV	1,322	248,602
Broadcom, Inc.	7,302	2,195,785
Intel Corp.	82,906	4,452,052
KLA-Tencor Corp.	2,806	335,065
Lam Research Corp.	2,813	503,555
Maxim Integrated Products, Inc.	5,080	270,104
Microchip Technology, Inc. (2)	4,336	359,715

Micron Technology, Inc. (1)	20,667	854,167
NVIDIA Corp.	11,183	2,008,020
NXP Semiconductors NV	6,060	535,643
QUALCOMM, Inc.	22,313	1,272,510
Skyworks Solutions, Inc.	3,255	268,472
Texas Instruments, Inc.	17,302	1,835,223
Xilinx, Inc.	4,639	588,179
		17,608,585

Software - 13.7%
Adobe, Inc. (1)	8,992	2,396,278
Autodesk, Inc. (1)	4,038	629,201
Cadence Design Systems, Inc. (1)	5,169	328,283
Check Point Software Technologies Ltd. (1)	2,864	362,267
Citrix Systems, Inc.	2,428	241,975
Intuit, Inc.	4,776	1,248,494
Microsoft Corp.	127,451	15,031,571
Symantec Corp.	11,713	269,282
Synopsys, Inc. (1)	2,759	317,699
Workday, Inc., Class A (1)	2,784	536,895
		21,361,945

Specialty Retail - 1.0%
O'Reilly Automotive, Inc. (1)	1,445	561,094
Ross Stores, Inc.	6,845	637,269
Ulta Beauty, Inc. (1)	1,096	382,208
		1,580,571

Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	78,332	14,879,163
NetApp, Inc.	4,553	315,705
Western Digital Corp.	5,362	257,698
		15,452,566

Textiles, Apparel & Luxury Goods - 0.2%
lululemon Athletica, Inc. (1)	2,248	368,380

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,263	338,464

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. (1)	15,674	1,083,073

Total Common Stocks (Cost $53,231,367)		147,466,126

EXCHANGE-TRADED FUNDS - 1.3%
Invesco QQQTM Trust, Series 1 (2)	11,500	2,066,090

Total Exchange-Traded Funds (Cost $1,896,920)		2,066,090

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills:
0.00%, 7/18/19 (3)	300,000	297,881
0.00%, 7/18/19 (3)	100,000	99,294

Total U.S. Treasury Obligations (Cost $397,085)		397,175

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	382,200	382,200

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $382,200)		382,200

TOTAL INVESTMENTS (Cost $55,907,572) - 96.6%		150,311,591
Other assets and liabilities, net - 3.4%		5,275,611
NET ASSETS - 100.0%		155,587,202

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $1,993,009 and the total market value of the collateral received by the Fund was $2,016,790, including cash of $382,200 and U.S. Government and/or agencies securities of $1,634,590.

(3) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
ADR:	American Depositary Receipt

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini NASDAQ 100 Index	42	06/21/19	$6,216,420	$166,610

During the fiscal year to date ended March 31, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a asset position and whose primary underlying risk exposure is equity price risk was $166,610.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$147,466,126	(1)	$—	$—	$147,466,126
Exchange-Traded Funds	2,066,090		—	—	2,066,090
U.S. Treasury Obligations	—		397,175	—	397,175
Short Term Investment of Cash Collateral for Securities Loaned	382,200		—	—	382,200
Total Investments	$149,914,416		$397,175	$—	$150,311,591
Futures Contracts(2)	$166,610		$—	$—	$166,610
Total	$150,081,026		$—	$—	$150,478,201

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.